OTHER INVESTMENTS - Fair value of investments (Details) - At fair value - Rand Refinery Proprietary Limited ("Rand Refinery") - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	R 156.3	R 136.1
Fair value adjustment on equity investments at fair value through other comprehensive income	10.5	20.2
Balance at the end of the year	R 166.8	R 156.3